LOANS	12 Months Ended
Dec. 31, 2011
LOANS

NOTE 5 - LOANS

Loans consist of the following:

	Years Ended December 31,
	2011	2010

Commercial real estate	$370,383,885	$336,299,836
Residential first mortgages	164,543,309	136,048,577
Construction and land development	36,744,865	42,504,200
Home equity and second mortgage	24,138,324	24,379,664
Commercial loans	101,968,056	104,566,261
Consumer loans	1,000,983	1,273,080
Commercial equipment	19,760,753	17,983,648
	718,540,175	663,055,266
Less:
Deferred loan fees	796,359	936,183
Allowance for loan loss	7,655,041	7,669,147
	8,451,400	8,605,330

	$710,088,775	$654,449,936

At December 31, 2011, the Bank’s allowance for loan losses totaled $7,655,041 or 1.07% of loan balances as compared to $7,669,147 or 1.16% of loan balances, at December 31, 2010. Management’s determination of the adequacy of the allowance is based on a periodic evaluation of the portfolio with consideration given to the overall loss experience, current economic conditions, volume, growth and composition of the loan portfolio, financial condition of the borrowers and other relevant factors that, in management’s judgment, warrant recognition in providing an adequate allowance.

At December 31, 2011, gross loans included $2,356,196 from the sale of two foreclosed real estate properties that the Bank financed during 2011 that did not qualify for full accrual sales treatment under ASC Topic 360-20-40 “Property Plant and Equipment – Derecognition”. The Bank utilized the cost recovery method and deferred gain of $410,268. At December 31, 2011, the deferred gain balance for these transactions was $410,268.

Risk Characteristics of Portfolio Segments

The Company manages its credit products and exposure to credit losses (credit risk) by the following specific portfolio segments (classes) which are levels at which the Company develops and documents its allowance for loan loss methodology. These segments are:

Commercial Real Estate

Commercial and other real estate projects include office buildings, retail locations, churches, and other special purpose buildings. The Bank offers both fixed-rate and adjustable-rate loans under these product lines. The primary security on a commercial real estate loan is the real property and the leases that produce income for the real property. The Bank generally limits its exposure to a single borrower to 15% of the Bank’s capital. Loans secured by commercial real estate are generally limited to 80% of the lower of the appraised value or sales price and have an initial contractual loan payment period ranging from three to 20 years.

Loans secured by commercial real estate are larger and involve greater risks than one-to-four family residential mortgage loans. Because payments on loans secured by such properties are often dependent on the successful operation or management of the properties, repayment of such loans may be subject to a greater extent to adverse conditions in the real estate market or the economy.

Residential First Mortgages

Residential first mortgage loans made by the Bank are generally long-term loans, amortized on a monthly basis, with principal and interest due each month. The initial contractual loan payment period for residential loans typically ranges from ten to 30 years. The Bank’s experience indicates that real estate loans remain outstanding for significantly shorter time periods than their contractual terms. Borrowers may refinance or prepay loans at their option, without penalty. The Bank originates both fixed-rate and adjustable-rate residential first mortgages.

The annual and lifetime limitations on interest rate adjustments may limit the increases in interest rates on these loans. There are also unquantifiable credit risks resulting from potential increased costs to the borrower as a result of repricing of adjustable-rate mortgage loans. During periods of rising interest rates, the risk of default on adjustable-rate mortgage loans may increase due to the upward adjustment of interest cost to the borrower.

Construction and Land Development

The Bank offers construction loans for the construction of one-to-four family dwellings. Generally, these loans are secured by the real estate under construction as well as by guarantees of the principals involved. In addition, the Bank offers loans to acquire and develop land, as well as loans on undeveloped, subdivided lots for home building by individuals.

A decline in demand for new housing might adversely affect the ability of borrowers to repay these loans. Construction and land development loans are inherently riskier than providing financing on owner-occupied real estate. The Bank’s risk of loss is affected by the accuracy of the initial estimate of the market value of the completed project as well as the accuracy of the cost estimates made to complete the project. In addition, the volatility of the real estate market has made it increasingly difficult to ensure that the valuation of land associated with these loans is accurate. During the construction phase, a number of factors could result in delays and cost overruns. If the estimate of construction costs proves to be inaccurate, the Bank may be required to advance funds beyond the amount originally committed to permit completion of the development. If the estimate of value proves to be inaccurate, a projects value might be insufficient to assure full repayment. As a result of these factors, construction lending often involves the disbursement of substantial funds with repayment dependent, in part, on the success of the project rather than the ability of the borrower or guarantor to repay principal and interest. If the Bank forecloses on a project, there can be no assurance that the Bank will be able to recover all of the unpaid balance of, and accrued interest on, the loan as well as related foreclosure and holding costs.

Home Equity and Second Mortgage Loans

The Bank maintains a portfolio of home equity and second mortgage loans. These products contain a higher risk of default than residential first mortgages as in the event of foreclosure, the first mortgage would need to be paid off prior to collection of the second mortgage. This risk has been heightened as the market value of residential property has declined.

Commercial Loans

The Bank offers commercial loans to its business customers. The Bank offers a variety of commercial loan products including term loans and lines of credit. Such loans are generally made for terms of five years or less. The Bank offers both fixed-rate and adjustable-rate loans under these product lines. When making commercial business loans, the Bank considers the financial condition of the borrower, the borrower’s payment history of both corporate and personal debt, the projected cash flows of the business, the viability of the industry in which the consumer operates, the value of the collateral, and the borrower’s ability to service the debt from income. These loans are primarily secured by equipment, real property, accounts receivable, or other security as determined by the Bank.

Commercial loans are made on the basis of the borrower’s ability to make repayment from the cash flows of the borrower’s business. As a result, the availability of funds for the repayment of commercial loans may depend substantially on the success of the business itself.

Consumer Loans

The Bank has developed a number of programs to serve the needs of its customers with primary emphasis upon loans secured by automobiles, boats, recreational vehicles and trucks. The Bank also makes home improvement loans and offers both secured and unsecured personal lines of credit. Consumer loans entail greater risk from other loan types due to being secured by rapidly depreciating assets or the reliance on the borrower’s continuing financial stability.

Commercial Equipment Loans

These loans consist primarily of fixed-rate, short-term loans collateralized by a commercial customers’ equipment. When making commercial equipment loans, the Bank considers the same factors it considers when underwriting a commercial business loan. Commercial loans are of higher risk and typically are made on the basis of the borrower’s ability to make repayment from the cash flow of the borrower’s business. As a result, the availability of funds for the repayment of commercial loans may depend substantially on the success of the business itself. In the case of business failure, collateral would need to be liquidated to provide repayment for the loan. In many cases, the highly specialized nature of collateral equipment would make full recovery from the sale of collateral problematic.

Related Party Loans

Included in loans receivable at December 31, 2011 and 2010 were $6,475,004 and $6,250,097, respectively, for loans made to executive officers and directors of the Bank. These loans were made in the ordinary course of business at substantially the same terms and conditions as those prevailing at the time for comparable transactions with persons not affiliated with the Bank and are not considered to involve more than the normal risk of collectability. For the years ended December 31, 2011 and 2010, all loans to directors and executive officers of the Bank performed according to original loan terms.

Activity in loans outstanding to executive officers and directors for the years ended December 31, 2011 and 2010 are summarized as follows:

	2011	2010
Balance, beginning of year	$6,250,097	$5,509,870
New loans made during year	815,681	1,796,909
Repayments made during year	(590,774)	(1,056,682)

Balance, end of year	$6,475,004	$6,250,097

Allowance for Loan Losses

The following table details activity in the allowance for loan losses and year-end loan receivable balances for the years ended December 31, 2011 and 2010. An allocation of the allowance to one category of loans does not prevent the Company’s ability to utilize the allowance to absorb losses in a different category. The loan receivables are disaggregated on the basis of the Company’s impairment methodology.

2011	Commercial Real Estate	Residential First Mortgage	Construction and Land Development	Home Equity and Second Mtg.	Commercial Loans	Consumer Loans	Commercial Equipment	Total
Allowance for loan losses:
Balance at January 1,	$3,313,983	$204,073	$1,266,625	$97,519	$2,552,039	$32,209	$202,699	$7,669,147
Charge-offs	(1,249,038)	(49,002)	(213,007)	-	(2,441,076)	(3,000)	(150,005)	(4,105,128)
Recoveries	-	967	-	-	1,936	968	-	3,871
Provisions	460,254	383,167	(699,233)	46,024	3,737,395	(11,058)	170,602	4,087,151
Balance at September 30,	$2,525,199	$539,205	$354,385	$143,543	$3,850,294	$19,119	$223,296	$7,655,041
Ending balance: individually evaluated for impairment	$423,093	$113,000	$100,000	$42,340	$1,318,502	$-	$-	$1,996,935
Ending balance: collectively evaluated for impairment	$2,102,106	$426,205	$254,385	$101,203	$2,531,792	$19,119	$223,296	$5,658,106
Loan receivables:
Ending balance	$370,383,885	$164,543,309	$36,744,865	$24,138,324	$101,968,056	$1,000,983	$19,760,753	$718,540,175
Ending balance: individually evaluated for impairment	$31,166,090	$5,849,538	$9,057,433	$492,319	$23,896,287	$82,036	$371,936	$70,915,639
Ending balance: collectively evaluated for impairment	$339,217,795	$158,693,771	$27,687,432	$23,646,005	$78,071,769	$918,947	$19,388,817	$647,624,536

2010	Commercial Real Estate	Residential First Mortgage	Construction and Land Development	Home Equity and Second Mtg.	Commercial Loans	Consumer Loans	Commercial Equipment	Total
Allowance for loan losses:
Balance at January 1,	$2,661,371	$127,848	$1,696,396	$130,692	$2,109,513	$63,989	$681,505	$7,471,314
Charge-offs	(525,992)	(62,999)	(2,248,967)	(70,999)	(568,992)	(10,000)	(255,996)	(3,743,945)
Recoveries	-	-	1,041	-	-	7,290	-	8,331
Provisions	1,178,604	139,224	1,818,155	37,826	1,011,518	(29,070)	(222,810)	3,933,447
Balance at December 31,	$3,313,983	$204,073	$1,266,625	$97,519	$2,552,039	$32,209	$202,699	$7,669,147
Ending balance: individually evaluated for impairment	$500,000	$-	$-	$-	$1,449,179	$-	$48,456	$1,997,635
Ending balance: collectively evaluated for impairment	$2,813,983	$204,073	$1,266,625	$97,519	$1,102,860	$32,209	$154,243	$5,671,512
Loan receivables:
Ending balance	$336,299,836	$136,048,577	$42,504,200	$24,379,664	$104,566,261	$1,273,080	$17,983,648	$663,055,266
Ending balance: individually evaluated for impairment	$20,800,730	$3,664,442	$12,221,463	$319,112	$19,991,537	$701	$319,770	$57,317,755
Ending balance: collectively evaluated for impairment	$315,499,106	$132,384,135	$30,282,737	$24,060,552	$84,574,724	$1,272,379	$17,663,878	$605,737,511

Non-accrual and Past Due Loans

Loans are reviewed on a regular basis and are placed on non-accrual status when, in the opinion of management, the collection of additional interest is doubtful. The accrual of interest on mortgage and commercial loans is discontinued at the time the loan is 90 days delinquent unless the credit is well secured and in the process of collection. There were no accruing loans 90 days or greater past due at December 31, 2011 or 2010. Consumer loans are typically charged-off no later than 90 days past due. In all cases, loans are placed on non-accrual or charged-off at an earlier date if collection of principal or interest is considered doubtful. Non-accrual loans are evaluated for impairment on a loan by loan basis in accordance with the Company’s impairment methodology.

All interest accrued but not collected from loans that are placed on non-accrual or charged-off is reversed against interest income. The interest on these loans is accounted for on the cash-basis or cost-recovery method, until qualifying for return to accrual. Loans are returned to accrual status when all principal and interest amounts contractually due are brought current and future payments are reasonably assured. Non-accrual loans as of December 31, 2011 and 2010 were as follows:

	Years Ended December 31,
	2011		2010
	Dollars	Number of Loans	Dollars	Number of Loans

Commercial real estate	$2,866,539	11	$8,244,683	12
Residential first mortgages	2,438,771	7	1,746,786	6
Construction and land development	1,413,550	2	983,867	1
Home equity and second mortgage	291,285	7	232,644	5
Commercial loans	2,263,916	4	2,261,642	6
Consumer loans	500	1	701	1
Commercial equipment	236,056	3	48,456	1
	$9,510,617	35	$13,518,779	32

Non-accrual loans on which the recognition of interest has been discontinued, which did not have a specific allowance for impairment, amounted to $4,193,893 and $8,715,318 at December 31, 2011 and 2010, respectively. Interest due at stated rates, but not recognized on these balances at December 31, 2011 and 2010 was $172,399 and $598,603, respectively. Non-accrual loans with a specific allowance for impairment on which the recognition of interest has been discontinued amounted to $5,316,724 and $4,803,461 at December 31, 2011 and 2010, respectively. Interest due at stated rates, but not recognized on these balances at December 31, 2011 and 2010 was $242,705 and $276,567, respectively.

An analysis of past due loans as of December 31, 2011 and 2010 were as follows:

December 31, 2011	Current	31-60 Days	61-90 Days	Greater than 90 Days	Total Past Due	Total Loan Receivables

Commercial real estate	$367,415,647	$101,699	$-	$2,866,539	$2,968,238	$370,383,885
Residential first mortgages	160,785,337	1,319,201	-	2,438,771	3,757,972	164,543,309
Construction and land dev	35,331,315	-	-	1,413,550	1,413,550	36,744,865
Home equity and second mtg	23,618,693	228,346	-	291,285	519,631	24,138,324
Commercial loans	95,961,076	49,781	3,693,283	2,263,916	6,006,980	101,968,056
Consumer loans	991,838	8,645	-	500	9,145	1,000,983
Commercial equipment	19,450,929	24,869	48,899	236,056	309,824	19,760,753
Total	$703,554,835	$1,732,541	$3,742,182	$9,510,617	$14,985,340	$718,540,175

December 31, 2010	Current	31-60 Days	61-90 Days	Greater than 90 Days	Total Past Due	Total Loan Receivables

Commercial real estate	$327,358,352	$696,801	$-	$8,244,683	$8,941,484	$336,299,836
Residential first mortgages	134,142,088	159,703	-	1,746,786	1,906,489	136,048,577
Construction and land dev	41,520,333	-	-	983,867	983,867	42,504,200
Home equity and second mtg	23,947,389	199,631	-	232,644	432,275	24,379,664
Commercial loans	102,221,510	83,109	-	2,261,642	2,344,751	104,566,261
Consumer loans	1,268,738	3,141	500	701	4,342	1,273,080
Commercial equipment	17,935,192	-	-	48,456	48,456	17,983,648
Total	$648,393,602	$1,142,385	$500	$13,518,779	$14,661,664	$663,055,266

There were no accruing loans 90 days or greater past due at December 31, 2011 or 2010.

Credit Quality Indicators

A risk grading scale is used to assign grades to commercial real estate, construction and land development, commercial loans and commercial equipment loans. Loans are graded at inception, annually thereafter when financial statements are received, and at other times when there is an indication that a credit may have weakened or improved. Only commercial loan relationships with an aggregate exposure to the Bank of $750,000 or greater are subject to being risk rated. Loans are graded on a scale of 1 to 10.

Ratings 1 thru 6 - Pass

Ratings 1 thru 6 have asset risks ranging from excellent low risk to adequate. The specific rating assigned considers customer history of earnings, cash flows, liquidity, leverage, capitalization, consistency of debt service coverage, the nature and extent of customer relationship and other relevant specific business factors such as the stability of the industry or market area, changes to management, litigation or unexpected events that could have an impact on risks.

Rating 7 - OAEM (Other Assets Especially Mentioned) – Special Mention

These credits, while protected by the financial strength of the borrowers, guarantors or collateral, have reduced quality due to economic conditions, less than adequate earnings performance or other factors which require the Lending Officer to direct more than normal attention to the credit. Financing alternatives may be limited and/or command higher risk interest rates. OAEM classified loans are the first adversely classified assets on our Watch List. These relationships will be reviewed at least quarterly.

Rating 8 - Substandard

Substandard assets are assets that are inadequately protected by the sound worth or paying capacity of the borrower or of the collateral pledged. These assets have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt. They are characterized by the distinct possibility that the bank will sustain some loss if the deficiencies are not corrected. Loss potential, while existing in the aggregate amount of substandard assets, does not have to exist in individual assets classified substandard. The loans may have a delinquent history or combination of weak collateral, weak guarantor strength or operating losses. These assets listed may include assets with histories of repossessions or some that are non-performing bankruptcies. These relationships will be reviewed at least quarterly.

Rating 9 - Doubtful

Doubtful assets have many of the same characteristics of Substandard with the exception that the Bank has determined that loss is not only possible but is probable and the risk is close to certain that loss will occur. When a loan is assigned to this category the Bank will identify the probable loss and it will receive a specific reserve in the loan loss allowance analysis. These relationships will be reviewed at least quarterly.

Rating 10 - Loss

Once an asset is identified as a definite loss to the Bank, it will receive the classification of “loss”. There may be some future potential recovery; however it is more practical to write off the loan at the time of classification. Losses will be taken in the period in which they are determined to be uncollectable.

Residential first mortgages, home equity and second mortgages and consumer loans are evaluated for creditworthiness in underwriting and are monitored on an ongoing basis based on borrower payment history. Consumer loans and residential real estate loans are classified as unrated unless they are part of a larger commercial relationship that requires grading or are troubled debt restructures or nonperforming loans with an OAEM or higher risk rating due to a delinquent payment history. At December 31, 2011, $5,708,203 of these loans were rated OAEM or higher.

Management regularly reviews credit quality indicators as part of its individual loan reviews and on a monthly and quarterly basis. The overall quality of the Bank’s loan portfolio, including the composition of the loan portfolio, is assessed using the Bank’s risk grading scale, net charge-offs, nonperforming loans, delinquencies, performance of troubled debt restructured loans and the general economic conditions in the Southern Maryland market. This review process is assisted by frequent internal reporting of loan production, loan quality, concentrations of credit, loan delinquencies and nonperforming and potential problem loans. Credit quality indicators and allowance factors are adjusted based on management’s judgment during the monthly and quarterly review process.

Credit quality indicators as of December 31, 2011 and 2010 were as follows:

Credit Risk Profile by Internally Assigned Grade

	Commercial Real Estate		Construction and Land Dev.
	2011	2010	2011	2010

Unrated	$1,003,553	$1,074,330	$-	$-
Pass	338,952,446	317,579,637	27,687,432	30,274,737
Special mention	-	3,628,052	-	1,585,035
Substandard	30,391,213	14,017,818	9,057,433	10,644,428
Doubtful	-	-	-	-
Loss	36,673	-	-	-
Total	$370,383,885	$336,299,836	$36,744,865	$42,504,200

	Commercial Loans		Commercial Equipment
	2011	2010	2011	2010

Unrated	$586,124	$50,035	$391,786	$169,492
Pass	78,183,487	84,946,678	19,209,380	17,765,700
Special mention	-	2,814,668	-	-
Substandard	23,198,445	12,852,635	159,587	-
Doubtful	-	3,793,470	-	48,456
Loss	-	108,775	-	-
Total	$101,968,056	$104,566,261	$19,760,753	$17,983,648

Credit Risk Profile Based on Payment Activity

	Residential First Mortgages		Home Equity and Second Mtg.		Consumer Loans
	2011	2010	2011	2010	2011	2010

Performing	$162,104,538	$134,301,791	$23,847,039	$24,147,019	$1,000,483	$1,272,379
Nonperforming	2,438,771	1,746,786	291,285	232,645	500	701
Total	$164,543,309	$136,048,577	$24,138,324	$24,379,664	$1,000,983	$1,273,080

Impaired Loans and Troubled Debt Restructures (TDRs)

A loan is considered impaired when, based on current information and events, it is probable that the Company will be unable to collect the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement. Factors considered by management in determining impairment include payment status, collateral value and the probability of collecting scheduled principal and interest payments when due. Loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired. Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower’s prior payment record and the amount of the shortfall in relation to the principal and interest owed. Impairment is measured on a loan-by-loan basis for commercial and construction loans by either the present value of expected future cash flows discounted at the loan’s effective interest rate, the loan’s observable market price or the fair value of the collateral if the loan is collateral dependent.

Large groups of smaller homogeneous loans are collectively evaluated for impairment. Accordingly, the Company does not separately identify individual consumer and residential loans for impairment disclosures unless such loans are the subject of a troubled debt restructuring agreementor are risk rated as OAEM or above or are part of a commercial relationship that requires grading.

Interest payments made on impaired loans are applied to principal unless collectability of the principal amount is reasonably assured. Interest recognized on impaired loans is on a cash basis. Impaired loans, including TDRs, at December 31, 2011 and 2010 were as follows:

December 31, 2011	Unpaid Contractual Principal Balance	Recorded Investment With No Allowance	Recorded Investment With Allowance	Total Recorded Investment	Related Allowance	Average Recorded Investment	Year to Date Interest Income Recognized

Commercial real estate	$8,405,656	$6,404,447	$1,593,560	$7,998,006	$423,093	$6,880,651	$375,203
Residential first mortgages	618,206	-	618,206	618,206	113,000	618,835	10,294
Construction and land dev	3,130,466	1,716,915	1,413,550	3,130,466	100,000	3,193,938	84,107
Home equity and second mtg	42,340	-	42,340	42,340	42,340	42,340	-
Commercial loans	8,798,072	2,369,329	6,428,743	8,798,072	1,318,502	9,188,371	314,216
Commercial equipment	129,876	129,876	-	129,876	-	147,035	8,905
Total	$21,124,616	$10,620,567	$10,096,399	$20,716,966	$1,996,935	$20,071,170	$792,725

December 31, 2010	Unpaid Contractual Principal Balance	Recorded Investment With No Allowance	Recorded Investment With Allowance	Total Recorded Investment	Related Allowance	Average Recorded Investment	Interest Income Recognized

Commercial real estate	$11,254,896	$5,624,780	$5,222,466	$10,847,246	$500,000	$8,710,501	$329,446
Residential first mortgages	928,847	928,847	-	928,847	-	924,163	52,516
Commercial loans	9,292,145	3,195,567	6,096,578	9,292,145	1,449,179	9,308,552	464,956
Commercial equipment	319,769	271,313	48,456	319,769	48,456	300,533	13,836
Total	$21,795,657	$10,020,507	$11,367,500	$21,388,007	$1,997,635	$19,243,749	$860,754

At December 31, 2011 and 2010, impaired loans totaled $20,716,966 and $21,388,007, respectively. Impaired loans had specific allocations within the allowance for loan losses or have been reduced by charge-offs to recoverable values. Allocations of the allowance for loan losses relative to impaired loans at December 31, 2011 and 2010 were $1,996,935 and $1,997,635, respectively.

The Company considers all troubled debt restructured loans (TDRs) to be impaired and defines TDRs as loans whose terms have been modified to provide for a reduction of either interest or principal because of deterioration in the financial condition of the borrower. A loan extended or renewed at a stated interest rate equal to the current interest rate for new debt with similar risk is not considered a TDR. Once an obligation has been classified as a TDR it continues to be considered a TDR until paid in full or until the loan returns to performing status and yields a market interest rate equal to the current interest rate for new debt with similar risk. TDRs are evaluated by management on a regular basis utilizing the Company’s risk grading scale and must have a passing loan grade to be removed as a TDR. TDRs are evaluated for impairment on a loan-by- loan basis in accordance with the Company’s impairment methodology. The Company does not participate in any specific government or Company-sponsored loan modification programs. All restructured loan agreements are individual contracts negotiated with a borrower.

TDRs, included in the impaired loan schedule above, as of December 31, 2011 and 2010 were as follows:

	Years Ended December 31,
	2011		2010
	Dollars	Number of Loans	Dollars	Number of Loans

Commercial real estate	$7,696,921	10	$6,847,618	6
Residential first mortgages	-	-	928,847	2
Construction and land development	1,716,915	1	-	-
Commercial loans	2,369,329	3	8,834,025	7
Commercial equipment	129,876	1	271,313	4
	$11,913,041	15	$16,881,803	19

At December 31, 2011, $11,113,326 or 93.3% of TDRs were performing according to the terms of their restructured agreements compared to $16,584,546 or 98.2% as of December 31, 2010. Interest income in the amount of $524,397 and $720,570 was recognized on these loans for the years ended December 31, 2011 and 2010, respectively. There were no nonperforming TDRs for agreements agreed to in 2011 during the year ended December 31, 2011. For the year ended December 31, 2011, TDR loans charged-off or transferred to foreclosed real estate were $187,891. TDRs charged-off were for two commercial equipment loans totaling $76,592 and one TDR was transferred to foreclosed real estate for a commercial loan of $111,299.